INVESTMENT IN UNCONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN UNCONSOLIDATED COMPANIES

(5) INVESTMENT IN UNCONSOLIDATED COMPANIES

Investments in unconsolidated affiliates, generally 50% or less owned partnerships and corporations, are accounted for by the equity method. Under the equity method, the assets and liabilities of the unconsolidated joint venture companies are not consolidated in the company’s consolidated balance sheet.

Investments in, at equity, and advances to unconsolidated joint venture companies were as follows:

		Successor	Predecessor
(In thousands)	Percentage Ownership	December 31, 2017	March 31, 2017
Sonatide Marine, Ltd. (Angola)	49%	$26,935	45,115
DTDW Holdings, Ltd. (Nigeria)	40%	2,281	—

Investments in, at equity, and advances to unconsolidated companies		$29,216	45,115

As a result of fresh-start accounting the company’s investment in Sonatide Marine, Ltd. and DTDW Holdings, Ltd. were assigned a fair value based on the discounted cash flows of their respective operations. This resulted in a difference between the carrying value of the company’s investment balance and the company’s share of the net assets of the joint ventures of $27.7 million and $4.2 million for Sonatide Marine, Ltd. and DTDW Holdings, Ltd, respectively, which will be accreted to the investments in, at equity, and advances to unconsolidated companies over ten years.